Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

June 30, 2019

ITCIP-QTLY-0819
1.851902.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Electronic Equipment & Components - 4.9%
Electronic Components - 1.2%
Corning, Inc.	1,628,881	$54,127,716
Electronic Equipment & Instruments - 1.7%
Cognex Corp.	521,451	25,019,219
Trimble, Inc. (a)	1,094,979	49,394,503
		74,413,722
Electronic Manufacturing Services - 2.0%
Jabil, Inc.	486,700	15,379,720
TE Connectivity Ltd.	762,239	73,007,251
		88,386,971

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		216,928,409

Entertainment - 1.8%
Interactive Home Entertainment - 1.8%
Electronic Arts, Inc. (a)	786,200	79,610,612
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified REITs - 0.6%
Ant International Co. Ltd. Class C (a)(b)(c)	3,805,376	28,654,481
Interactive Media & Services - 1.2%
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	48,181	52,170,387
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
Meituan Dianping Class B	1,932,971	16,950,025
IT Services - 13.1%
Data Processing & Outsourced Services - 7.5%
Alliance Data Systems Corp.	193,530	27,119,359
ExlService Holdings, Inc. (a)	176,200	11,652,106
FleetCor Technologies, Inc. (a)	125,300	35,190,505
MasterCard, Inc. Class A	61,200	16,189,236
PayPal Holdings, Inc. (a)	1,147,200	131,308,512
Total System Services, Inc.	303,768	38,964,321
Visa, Inc. Class A	432,600	75,077,730
		335,501,769
Internet Services & Infrastructure - 1.3%
Akamai Technologies, Inc. (a)	715,012	57,301,062
IT Consulting & Other Services - 4.3%
Accenture PLC Class A	60,700	11,215,539
Capgemini SA	566,200	70,402,375
Cognizant Technology Solutions Corp. Class A	1,348,132	85,458,087
DXC Technology Co.	168,700	9,303,805
Gartner, Inc. (a)	115,200	18,540,288
		194,920,094

TOTAL IT SERVICES		587,722,925

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	1,008,062	1,000,610
Road & Rail - 0.9%
Trucking - 0.9%
Lyft, Inc.	303,270	18,931,478
Uber Technologies, Inc.	489,912	20,449,907
		39,381,385
Semiconductors & Semiconductor Equipment - 15.3%
Semiconductor Equipment - 3.2%
Applied Materials, Inc.	1,735,910	77,959,718
Lam Research Corp.	341,167	64,084,809
SunEdison, Inc. (a)(c)	1,200	0
		142,044,527
Semiconductors - 12.1%
Analog Devices, Inc.	1,395,480	157,507,828
Broadcom, Inc.	63,500	18,279,110
Marvell Technology Group Ltd.	1,661,582	39,661,962
Microchip Technology, Inc. (d)	648,638	56,236,915
Micron Technology, Inc. (a)	2,030,000	78,337,700
NVIDIA Corp.	878,350	144,251,421
Skyworks Solutions, Inc.	626,275	48,392,269
		542,667,205

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		684,711,732

Software - 37.8%
Application Software - 15.3%
Adobe, Inc. (a)	798,113	235,163,995
Autodesk, Inc. (a)	329,640	53,698,356
BlackLine, Inc. (a)	227,170	12,155,867
Box, Inc. Class A (a)	666,003	11,728,313
Citrix Systems, Inc.	862,757	84,670,972
Constellation Software, Inc.	30,600	28,840,480
HubSpot, Inc. (a)	12,600	2,148,552
Instructure, Inc. (a)	303,853	12,913,753
Intuit, Inc.	99,500	26,002,335
Pivotal Software, Inc. (a)	2,168,300	22,897,248
Salesforce.com, Inc. (a)	1,038,709	157,603,317
Talend SA ADR (a)	205,800	7,941,822
Workday, Inc. Class A (a)	135,151	27,784,343
		683,549,353
Systems Software - 22.5%
Microsoft Corp.	6,762,115	905,852,925
Palo Alto Networks, Inc. (a)	160,149	32,631,960
Red Hat, Inc. (a)	106,200	19,940,112
Symantec Corp.	2,210,847	48,108,031
		1,006,533,028

TOTAL SOFTWARE		1,690,082,381

Technology Hardware, Storage & Peripherals - 19.9%
Technology Hardware, Storage & Peripherals - 19.9%
Apple, Inc.	4,121,083	815,644,747
Pure Storage, Inc. Class A (a)	301,700	4,606,959
Seagate Technology LLC	491,754	23,171,448
Western Digital Corp.	967,175	45,989,171
		889,412,325
TOTAL COMMON STOCKS
(Cost $3,428,935,488)		4,286,625,272

Money Market Funds - 5.3%
Fidelity Cash Central Fund 2.42% (e)	183,010,682	183,047,284
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	55,441,868	55,447,412
TOTAL MONEY MARKET FUNDS
(Cost $238,494,696)		238,494,696
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,667,430,184)		4,525,119,968
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(55,625,030)
NET ASSETS - 100%		$4,469,494,938

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,654,481 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,682,535
Fidelity Securities Lending Cash Central Fund	258,937
Total	$2,941,472

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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